7. Goodwill and Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 0	$ 6,370,333
Intangible assets	0	1,834,176
Amortization expense	126,963	128,256
Goodwill, intangible assets impairment	7,962,694	$ 0
AMS [Member]
Goodwill, intangible assets impairment	$ 7,815,891